Pension and other schemes	12 Months Ended
Dec. 31, 2024
Pension and other schemes
Pension and other schemes

21Pension and other schemes

Defined contribution pension scheme

The Group operates a defined contribution pension scheme. The pension cost charge for the year represents contributions payable by the Group to the scheme and amounted to £2,068 thousand (2023: £2,231 thousand). Contributions totaling £8 thousand (2023: £15 thousand) were payable to the scheme at the end of the year and are included in trade and other payables.